                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21730

                          THE ENDOWMENT TEI FUND, L.P.
               (Exact name of registrant as specified in charter)

                  4265 SAN FELIPE, SUITE 900, HOUSTON, TX 77027
               (Address of principal executive offices) (Zip code)

                                 A. HAAG SHERMAN
                          THE ENDOWMENT TEI FUND, L.P.
                  4265 SAN FELIPE, SUITE 900, HOUSTON, TX 77027
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-725-9456

                       Date of fiscal year end: 12/31/06

                       Date of reporting period: 06/30/06

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                            (THE ENDOWMENT FUND LOGO)

                          THE ENDOWMENT TEI FUND, L.P.

                              SHAREHOLDER'S REPORT

                                  June 30, 2006
                                   (Unaudited)

                          THE ENDOWMENT TEI FUND, L.P.
                             (A LIMITED PARTNERSHIP)

             STATEMENT OF ASSETS, LIABILITIES, AND PARTNERS' CAPITAL
                                  JUNE 30, 2006
                                   (UNAUDITED)




                                     ASSETS
Investments in the Endowment Offshore TEI Fund, at estimated fair value............................................................  $31,955,079
Cash and cash equivalents..........................................      728,900
Prepaid contributions to Master Fund...............................    5,666,000
Prepaids and other assets..........................................       57,881
                                                                     -----------
  Total assets.....................................................   38,407,860
                                                                     ===========

                        LIABILITIES AND PARTNERS' CAPITAL
Subscriptions received in advance..................................    6,394,900
Accounts payable and accrued expenses..............................       73,631
                                                                     -----------
  Total liabilities................................................    6,468,531
                                                                     -----------
Partners' capital..................................................   31,939,329
                                                                     -----------
  Total liabilities and partners' capital..........................  $38,407,860
                                                                     ===========




                 See accompanying notes to financial statements.

                          THE ENDOWMENT TEI FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2006
                                   (UNAUDITED)




Net investment loss allocated from the Offshore TEI Fund:
  Interest and dividend income......................................  $  30,688
  Expenses..........................................................   (114,643)
                                                                      ---------
     Net investment loss allocated from the Offshore TEI Fund.......    (83,955)
                                                                      ---------
Expenses of the Fund:
  Insurance expense.................................................      5,800
  Directors fees....................................................      2,185
  Legal Expenses....................................................      9,012
  Servicing fees....................................................     95,191
  Servicing fees waived.............................................    (95,191)
  Other expenses....................................................     16,701
                                                                      ---------
     Total expenses of the Fund.....................................    (33,698)
                                                                      ---------
Net investment loss.................................................   (117,653)
                                                                      ---------
Net realized and unrealized gain from investment transactions allocated from the Offshore TEI Fund:
  Net realized gain from investments................................    226,500
  Net unrealized gain from investments..............................    308,152
                                                                      ---------
     Net gain from investment transactions allocated from the
       Offshore TEI Fund............................................    534,652
                                                                      ---------
     Net increase in partners' capital resulting from operations....  $ 416,999
                                                                      =========




                 See accompanying notes to financial statements.

                          THE ENDOWMENT TEI FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                    STATEMENT OF CHANGES IN PARTNERS' CAPITAL
                 SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED) AND
      THE PERIOD FROM MARCH 17, 2005 (INCEPTION) THROUGH DECEMBER 31, 2005




Contributions......................................................  $11,298,189
Net increase in partners' capital resulting from operations:
  Net investment loss..............................................     (251,327)
  Net realized gain from investments...............................      101,895
  Net unrealized gain from investments.............................      955,218
                                                                     -----------
     Net increase in partners' capital resulting from operations...      805,786
                                                                     -----------
Partners' capital at December 31, 2005.............................   12,103,975
                                                                     -----------
Contributions......................................................   19,418,355
Net increase in partners' capital resulting from operations:
  Net investment loss..............................................     (117,653)
  Net realized gain from investments...............................      226,500
  Net unrealized gain from investments.............................      308,152
                                                                     -----------
     Net increase in partners' capital resulting from operations...      416,999
                                                                     -----------
Partners' capital at June 30, 2006.................................  $31,939,329
                                                                     ===========




                 See accompanying notes to financial statements.

                          THE ENDOWMENT TEI FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             STATEMENT OF CASH FLOWS



                                                      SIX MONTHS ENDED      PERIOD ENDED
                                                        JUNE 30, 2006    DECEMBER 31, 2005*
                                                      ----------------   ------------------
                                                         (UNAUDITED)


Cash flow from operating activities:
  Net increase in partners' capital resulting from
     operations.....................................    $    416,999        $    805,786
  Adjustments to reconcile net increase in partners'
     capital resulting from operations to net cash
     used in operating activities:
     Net gain from investment transactions allocated
       from the Offshore TEI Fund...................        (534,652)         (1,057,113)
     Net investment loss allocated from the Offshore
       TEI Fund.....................................          83,955              55,720
     Contributions to Master Fund...................     (19,421,656)        (11,397,082)
     Distributions from Master Fund.................         199,154             116,595
     Increase in prepaid contributions to Master
       Fund.........................................      (5,666,000)                 --
     Increase in prepaids and other assets..........         (56,081)             (1,800)
     Increase in subscriptions received in advance..       5,824,900             570,000
     (Decrease) Increase in payable to Adviser......        (157,185)            157,185
     Increase in accounts payable and accrued
       expenses.....................................          51,111              22,520
                                                        ------------        ------------
       Net cash used in operating activities........     (19,259,455)        (10,728,189)
                                                        ------------        ------------
Cash flow from financing activities:
  Contributions from partners.......................      19,418,355          11,298,189
                                                        ------------        ------------
       Net cash provided by financing activities....      19,418,355          11,298,189
                                                        ------------        ------------
Net increase in cash and cash equivalents...........         158,900             570,000
Cash and cash equivalents at beginning of period....         570,000                  --
                                                        ------------        ------------
Cash and cash equivalents at end of period..........    $    728,900        $    570,000
                                                        ============        ============




--------

   * Represents the period from March 17, 2005 (Inception) through December 31, 2005.

                 See accompanying notes to financial statements.

                          THE ENDOWMENT TEI FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

(1)  ORGANIZATION

     The Endowment TEI Fund, L.P. (the "Fund"), is a limited partnership organized under the laws of the state of Delaware. The Fund was registered and began operations on March 17, 2005 ("Inception") as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund is a feeder fund in a master-feeder structure. The Fund will invest substantially all of its assets in The Endowment (Offshore TEI) Fund, Ltd. (the "Offshore TEI Fund"), which will in turn invest all of its assets in The Endowment Master Fund, L.P. (the "Master Fund"), which has the same investment objectives as the Offshore TEI Fund and the Fund. For convenience, reference to the Fund may include the Master Fund, as the context requires.

     The Fund's investment objective is to preserve capital and to generate consistent long-term appreciation and returns across all market cycles. The Fund pursues its investment objective by investing substantially all of its assets in the Offshore TEI Fund which will in turn invest all of its assets in the Master Fund. The Master Fund invests its assets in a variety of investment vehicles including but not limited to limited partnerships and limited liability companies (collectively, the "Investment Funds"), registered investment companies and direct investments in marketable securities and derivative instruments. The Master Fund is a "fund of funds" and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Fund's investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Fund result in a portfolio that is allocated broadly across markets, asset classes, and risk profiles. The Master Fund's financial statements, footnotes and schedule of investments, included elsewhere in this report, are an integral part of the Fund's financial statements that should be read in conjunction with this report. The activity originating at the Offshore TEI Fund level is included in the Fund's statement of operations. However, since the total allocation of such activity is inconsequential, the financial statements for the Offshore TEI Fund are not included separately herein. The percentage of the Master Fund's partnership interests owned indirectly by the Fund on June 30, 2006 was 6.93%.

     The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Fund (the "General Partner"). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the "Board" and each member a "Director"), its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Fund's business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, the Adviser, or any committee of the Board.

     The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the "Adviser"), to manage the Fund's portfolio and operations, pursuant to an investment management agreement (the "Investment Management Agreement"). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the "Investment Committee"), which is responsible for developing, implementing, and supervising the Fund's investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Fund (the "Servicing Agent") and as such provides or procures investor services and administrative assistance to the Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

                          THE ENDOWMENT TEI FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2006 (CONTINUED)
                                   (UNAUDITED)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

  (a)  BASIS OF ACCOUNTING

     The accompanying financial statements have been presented on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles.

  (b)  CASH EQUIVALENTS

     The Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

  (c)  INVESTMENT SECURITIES TRANSACTIONS

     The Fund records security transactions on a trade-date basis.

     Securities that are held by the Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.

     Realized gains or losses on the disposition of investments are accounted for based on the first in first out ("FIFO") method.

     Distributions received from investments, whether in the form of cash or securities, are applied as a reduction of the cost of the investment.

  (d)  VALUATION OF INVESTMENTS

     The valuation of the Fund's investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund's investments is generally calculated by BISYS Fund Services Ohio, Inc. ("BISYS"), the Fund's independent administrator (the "Independent Administrator") in consultation with the Adviser. The valuation procedures of the Fund's underlying investments are reviewed by a committee approved by the Board that was established to oversee the valuation of the Fund's investments (the "Valuation Committee"), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

     The Fund invests (indirectly through the Offshore TEI Fund) substantially all of its assets in the Master Fund. Investments in the Master Fund are accounted for using the equity method, which approximates fair value. Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund financial statements included elsewhere in this report.

  (e)  INTEREST AND DIVIDEND INCOME

     Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis.

  (f)  FUND EXPENSES

     Unless voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund, including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal

                          THE ENDOWMENT TEI FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2006 (CONTINUED)
                                   (UNAUDITED)

fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund's net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

  (g)  INCOME TAXES

     The Fund itself is not subject to federal, state, or local income taxes because such taxes are the responsibility of the individual partners in the Fund. Accordingly, no provision for income taxes has been made in the Fund's financial statements.

  (h)  USE OF ESTIMATES

     The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  (i)  ORGANIZATIONAL EXPENSES

     The Fund's organizational expenses (the "Organizational Expenses") were initially borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over a 60 month period of time, notwithstanding that such Organizational Expenses were expensed in accordance with U.S. generally accepted accounting principles for Fund reporting purposes upon commencement of operations.

(3)  PARTNERS' CAPITAL ACCOUNTS

  (a)  ISSUANCE OF INTERESTS

     Upon receipt from an eligible investor of an application for interests (the "Interests"), which will generally be accepted as of the first day of each month, the Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any state. The Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund's limited partnership agreement (the "LP Agreement"). The Fund reserves the right to reject any applications for Interests. The $6,394,900 in subscriptions received in advance as of June 30, 2006 represents subscriptions for Fund Interests received prior to the July 2006 closing.

  (b)  ALLOCATION OF PROFITS AND LOSSES

     For each fiscal period, generally monthly, net profits or net losses of the Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners' respective investment ownership percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized

                          THE ENDOWMENT TEI FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2006 (CONTINUED)
                                   (UNAUDITED)

gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any repurchases of Interests or initial or additional applications for Interests, which generally occur at the beginning of the month.

  (c)  REDEMPTION OF INTERESTS

     A partner will not be eligible to have the Fund repurchase all or any portion of an Interest at any time prior to the business day immediately preceding the one-year anniversary of the partner's purchase of such Interest (or portion thereof) without incurring additional costs including an early repurchase fee. The Adviser, which also serves as the investment adviser of the Master Fund, expects that it will recommend to the Board that the Fund offer to repurchase such Interests each calendar quarter, pursuant to written tenders by partners. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the Fund's assets are invested in the Offshore TEI Fund which is in turn invested in the Master Fund, the ability of the Fund to redeem its Interests in the Offshore TEI Fund and Master Fund would be subject to the repurchase policies of these funds. In addition, the Fund may determine not to conduct a repurchase offer each time the Offshore TEI Fund and the Master Fund conduct a repurchase offer. In the event Interests are redeemed, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Fund.

(4)  INVESTMENTS IN PORTFOLIO SECURITIES

     As of June 30, 2006, all of the investments made by the Fund were in the Master Fund (via the Offshore TEI Fund).

(5)  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund may invest either directly or through its investment in the Offshore TEI Fund which in turn invests in the Master Fund will trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund's risk of loss in these Investment Funds is limited to the Fund's pro-rata share of the value of the investment in such Investment Funds as held by the Master Fund. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(6)  ADMINISTRATION AGREEMENT

     In consideration for administrative, accounting, and recordkeeping services, the Master Fund will pay the Independent Administrator a monthly administration fee (the "Administration Fee") based on the month end net assets of the Master Fund. The Master Fund is charged, on an annual basis, 8 basis points on Master Fund net assets of up to $100 million, 7 basis points on Master Fund net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The asset based fees are assessed based on month end net assets and are payable monthly in arrears. The Independent Administrator will also provide the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

     The fees for Fund administration will be paid out of the Master Fund's assets, which will decrease the net profits or increase the net losses of the partners in the Fund.

                          THE ENDOWMENT TEI FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2006 (CONTINUED)
                                   (UNAUDITED)

(7)  RELATED PARTY TRANSACTIONS

  (a)  INVESTMENT MANAGEMENT FEE

     In consideration of the advisory and other services provided by the Adviser to the Master Fund, pursuant to the Investment Management Agreement, the Master Fund will pay the Adviser an investment management fee (the "Investment Management Fee"), equal to 1% on an annualized basis of the Master Fund's net assets, calculated based on the NAV at the end of each month, payable quarterly in arrears. So long as the Fund invests all of its investable assets in the Offshore TEI Fund, which in turn invests all of its investable assets in the Master Fund, the Fund will not pay the Adviser directly an Investment Management Fee; however, the Fund's partners bear an indirect portion of the investment management fee paid by the Master Fund through its ownership in the Offshore TEI Fund. The Investment Management Fee will decrease the net profits or increase the net losses of the Master Fund and indirectly the Offshore TEI Fund and the Fund as the fees reduce the capital accounts of the Master Fund's limited partners.

  (b)  SERVICING FEE

     In consideration for providing or procuring investor services and administrative assistance to the Fund, the Adviser will receive a servicing fee (the "Servicing Fee") equal to 1% (on an annualized basis) of each partner's capital account balance, calculated at the end of each month, payable quarterly in arrears.

     The Adviser has chosen to waive the Servicing Fee since Inception of the Fund and will continue to do so at least until such time as the collective net asset value of all 1940 Act feeders investing in the Master Fund exceeds $40 million and the initial offering costs of the Fund have been fully amortized. Since Inception, all Servicing Fees have been waived by the Adviser.

  (c)  PLACEMENT AGENTS

     The Fund may engage one or more placement agents (each, a "Placement Agent") to solicit investments in the Fund. Sanders Morris Harris, Inc. ("SMH"), an affiliate of the General Partner and the Adviser, has been engaged to serve as a Placement Agent. SMH is a full-service investment banking, broker-dealer, asset management and financial services organization. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(8)  INDEBTEDNESS OF THE FUND

     Pursuant to the Fund L.P. Agreement, the Fund may borrow up to, but not more than, 10% of the net assets of the Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Fund purposes. For purposes of the Fund's investment restrictions and certain investment limitations under the 1940 Act, including for example, the Fund's leverage limitations, the Fund will not "look through" Investment Funds in which the Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Fund's investment restrictions. However, such borrowings by Investment Funds are without recourse to the Fund and the Fund's risk of loss is limited to its pro rata share of such Investment Funds (held through its investment in the Offshore TEI Fund, which invests directly in the Master Fund), other than for some Investment Funds in which the Master Fund has made a capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity and real estate funds, the Master Fund, in certain instances, may commit to fund up to

                          THE ENDOWMENT TEI FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2006 (CONTINUED)
                                   (UNAUDITED)

twice its initial capital commitment. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Fund.

(9)  FINANCIAL HIGHLIGHTS


                                                                         PERIOD
                                                SIX MONTHS ENDED     MARCH 17, 2005
                                                  JUNE 30, 2006      (INCEPTION) TO
                                                   (UNAUDITED)     DECEMBER 31, 2005*
                                                ----------------   ------------------


Net investment loss to average partners'
  capital(1,2)................................           (1.24)%             (3.97)%
Expenses to average partners' capital(1,2)....            1.56%               4.62%
Portfolio turnover(3).........................           13.66%              12.65%
Total return(4)...............................            4.30%              (3.08)%
Partners' capital, end of period..............     $31,939,329         $12,103,975


* The above calculations reflect the waiver of the Servicing Fees since Inception of the Fund.

 An investor's return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

--------

  (1) Ratios are calculated by dividing by average partners' capital measured at the end of the each month during the period. Ratios include allocations of net investment loss and expenses from the Offshore TEI Fund and Master Fund. These ratios have been annualized.

  (2) Had the Servicing Fee waiver not been in effect, the annualized ratios for net investment loss to average partners' capital capital would have been (2.24%) and (4.99%) for 2006 and 2005, respectively. Without the Servicing Fee waiver, the annualized ratios for expenses to average partners' capital would have been 2.56% and 5.64% for 2006 and 2005, respectively.

  (3) The Fund is invested exclusively in the Offshore TEI Fund which in turn is invested solely in the Master Fund, therefore the ratio reflects the portfolio turnover of the Master Fund, which in 2005 is for a full year.

  (4) Calculated as geometrically linked monthly returns for each month in the period. For the period ended December 31, 2005, the reported total return is negatively impacted by the write off of both the Fund's organization costs and the Offshore TEI Fund's organization costs, which occur at the inception of the Fund's operations in accordance with U.S. generally accepted accounting principles. This treatment for U.S. generally accepted accounting principles results in a negative total return for the Fund despite the increase during the period in partners' capital resulting from operations. Had these costs not been included as an expense at inception for the purposes of the total return calculation and were instead amortized over 60 months as they are being handled for capital allocation purposes, the total return would have been 8.70% for the 2005 period.

                          THE ENDOWMENT TEI FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                                 JUNE, 30, 2006

DIRECTORS AND OFFICERS

     The Fund's operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Fund who are responsible for the Fund's day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

COMPENSATION FOR DIRECTORS

     The Fund, the Registered Fund and the TEI Fund together currently pay each Independent Director an annual fee of $10,000, which is paid quarterly, a fee of $2,500 per Board meeting, and a $500 fee per meeting for each member on the audit committee. In the interest of retaining Independent Directors of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

ALLOCATION OF INVESTMENTS

     The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2006.


ASSET CLASS(1)                                            FAIR VALUE      %
--------------                                           -----------   ------


Domestic Equity........................................   67,437,397    14.63%
International Equity...................................   92,506,438    20.06%
Opportunistic Equity...................................   48,277,533    10.47%
Absolute Return........................................   64,207,407    13.93%
Real Estate............................................   22,946,520     4.98%
Natural Resources......................................   55,847,208    12.11%
Private Equity.........................................   27,534,147     5.97%
Fixed Income...........................................   23,610,335     5.12%
Enhanced Fixed Income..................................   58,714,694    12.73%
                                                         -----------   ------
Total Investments......................................  461,081,679   100.00%
                                                         ===========   ======



--------

  (1) The complete list of investments included in the following asset class categories are included in the schedule of investments of the Master Fund.

  (2) The International Equity asset class includes the value of a put option on the MSCI Emerging Markets Index.

FORM N-Q FILINGS

     The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

                          THE ENDOWMENT TEI FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                           JUNE, 30, 2006 (CONTINUED)

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

ADDITIONAL INFORMATION

     The Fund's private placement memorandum (the "PPM") includes additional information about directors of the Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

                       This Page Intentionally Left Blank

                                      LOGO

                         THE ENDOWMENT MASTER FUND, L.P.

                              SHAREHOLDER'S REPORT

                                  June 30, 2006
                                   (Unaudited)

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

             STATEMENT OF ASSETS, LIABILITIES, AND PARTNERS' CAPITAL
                                  JUNE 30, 2006
                                   (UNAUDITED)




                                     ASSETS
Investments in Investment Funds, at estimated fair value (cost
  $342,120,554)...................................................  $409,630,501
Investments in securities, at value (cost $42,169,232)............    51,451,178
                                                                    ------------
  Total investments (cost $384,289,786)...........................   461,081,679
Cash and cash equivalents.........................................     9,743,193
Prepaid contributions to Investment Funds.........................    22,651,885
Interest and dividends receivable.................................       288,721
Prepaids and other assets.........................................        96,656
                                                                    ------------
  Total assets....................................................   493,862,134
                                                                    ============
                        LIABILITIES AND PARTNERS' CAPITAL
Subscriptions received in advance.................................    28,308,627
Redemptions payable...............................................     2,720,475
Management fees payable...........................................     1,122,855
Offshore withholding tax payable..................................       281,321
Administration fees payable.......................................        49,951
Accounts payable and accrued expenses.............................        50,205
                                                                    ------------
  Total liabilities...............................................    32,533,434
                                                                    ------------
Paid in capital...................................................   384,536,807
Net unrealized gain from investments..............................    76,791,893
                                                                    ------------
  Partners' capital...............................................   461,328,700
                                                                    ------------
  Total liabilities and partners' capital.........................  $493,862,134
                                                                    ============




                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)



                                                                                    % OF
                                                       SHARES/                   PARTNERS'
                                                     PAR VALUE*    FAIR VALUE     CAPITAL
                                                     ----------   ------------   ---------


Investments in Investment Funds
Limited Partnerships and Limited Liability
  Companies
  British Virgin Islands
     Real Estate (0.07% of Partners' Capital)
       Patron Capital, L.P. II.....................               $    303,476
                                                                  ------------
          Total British Virgin Islands.............                    303,476
                                                                  ------------
  Cayman Islands
     Domestic Equity (1.77% of Partners' Capital)
       Tiedmann-Falconer Partners, L.P. ...........                  8,146,432
     International Equity (0.49% of Partners'
       Capital)
       SR Phoenicia Fund -- Phoenicia (Class A,
          L.P.)....................................                  2,268,885
     Natural Resources (0.83% of Partners' Capital)
       Ospraie Special Opportunities (Offshore),
          Ltd. ....................................                  3,809,272
                                                                  ------------
          Total Cayman Islands.....................                 14,224,589
                                                                  ------------
  United States
     Absolute Return (11.30% of Partners' Capital)
       Black River Commodity Multi-Strategy Fund,
          LLC......................................                  5,013,500
       Black River Global Multi-Strategy Leveraged
          Fund, LLC................................                 11,887,160
       Courage Special Situations Fund, (Class C,
          L.P.)....................................                  7,356,539
       Harbert Arbitrage Fund, L.P. ...............                      7,755
       Highland Credit Strategies Fund, L.P. ......                  2,024,844
       HomeField Partners, L.P. ...................                  1,878,078
       OZ Asia Domestic Partners, L.P. ............                 10,188,642
       PIPE Equity Partners, LLC...................                 13,543,632
       Silverback Partners, L.P. ..................                    226,428
     Domestic Equity (12.85% of Partners' Capital)
       Bonanza Partners, L.P. .....................                  7,101,128
       Caduceus Capital II, L.P. ..................                  7,428,559
       CCM Small Cap Value Qualified Fund, L.P. ...                    903,413
       Contrarian Equity Fund, L.P. ...............                  5,159,872
       Copper Arch Fund, L.P. .....................                  6,286,021
       Criterion Institutional Partners, L.P. .....                  2,412,357
       GMO U.S. Aggressive Long/Short Fund
          (Onshore)................................                  1,499,923
       Leaf Investment Partners, L.P. .............                  5,579,938
       Raptor Global Fund, L.P. ...................                  8,666,089
       Shumway Equity Fund, L.P. ..................                  6,204,874
       Tiger Consumer Partners, L.P. ..............                  8,048,790
     Enhanced Fixed Income (11.75% of Partners'
       Capital)
       Arx Global High Yield Securities Fund I
          L.P. ....................................                  8,082,714

                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                    JUNE 30, 2006 (UNAUDITED) -- (CONTINUED)

                                                                                    % OF
                                                       SHARES/                   PARTNERS'
                                                     PAR VALUE*    FAIR VALUE     CAPITAL
                                                     ----------   ------------   ---------

       BDC Partners I, L.P. .......................               $ 15,807,151
       Contrarian Capital Fund I, L.P. ............                  7,939,813
       Greylock Global Opportunity Fund, L.P. .....                  7,629,452
       Harbinger Capital Partners Fund I, L.P. ....                  9,563,810
       Ore Hill, L.P. .............................                  5,202,741
     International Equity (16.17% of Partners'
       Capital)
       Avenue Asia Equity Investments, L.P. .......                  1,074,035
       Boyer Allan Pacific Partners, L.P. .........                  9,603,024
       The Explorador Fund, L.P. ..................                  5,965,603
       Gradient Europe Fund, L.P. .................                  6,537,385
       L-R Global Partners, L.P. ..................                  2,221,573
       Monsoon India Inflection Fund 2, L.P. ......                  1,687,912
       SR Global Fund -- Asia Portfolio (Class B,
          L.P.)....................................                  6,607,758
       SR Global Fund -- Europe Portfolio (Class A,
          L.P.)....................................                  1,935,325
       SR Global Fund -- International Portfolio
          (Class C, L.P.)..........................                 10,044,550
       SR Global Fund -- Emerging Markets Portfolio
          (Class G, L.P.)..........................                  9,375,521
       Steel Partners Japan, L.P. .................                  7,498,075
       Taiyo Fund, L.P. ...........................                  3,150,518
       Torrey Pines Fund, LLC......................                  8,918,338
     Natural Resources (8.09% of Partners' Capital)
       BP Capital Energy Equity Fund Master II,
          L.P. ....................................                  9,914,857
       The Ospraie Fund, L.P. .....................                 12,725,802
       Southport Energy Plus Partners, L.P. .......                  3,322,412
       Tocqueville Gold Partners, L.P. ............                    268,750
       Treaty Oak Partners, L.P. ..................                 11,083,465
     Opportunistic Equity (10.46% of Partners'
       Capital)
       AQR Absolute Return Institutional Fund,
          L.P. ....................................                  5,949,124
       Bear Stearns Emerging Macro Fund, L.P. .....                  2,150,200
       Global Undervalued Securities Fund..........                 10,425,131
       GMO Mean Reversion Fund (Onshore)...........                  9,842,102
       Jetstream Global Institutional Fund, L.P. ..                  4,579,218
       Maverick Fund USA, Ltd. ....................                  5,804,253
       Pantera Global Macro Fund, L.P. ............                  3,383,577
       Pardus European Special Opportunities Fund,
          L.P. ....................................                  1,973,800
       Prism Partners QP, L.P. ....................                  4,170,129

                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                    JUNE 30, 2006 (UNAUDITED) -- (CONTINUED)

                                                                                    % OF
                                                       SHARES/                   PARTNERS'
                                                     PAR VALUE*    FAIR VALUE     CAPITAL
                                                     ----------   ------------   ---------

     Private Equity (4.92% of Partners' Capital)
       BDCM Opportunity Fund II, L.P. .............               $    428,865
       Brazos Equity Fund II, L.P. ................                    467,650
       Cap Royalty Partners L.P. ..................                    209,750
       Crosslink Crossover Fund IV, L.P. ..........                  5,020,443
       Private Equity Investors, L.P. .............                  1,077,778
       Protege Partners, L.P. .....................                  4,713,928
       Q Investments...............................                  8,730,135
       Sanderling Venture VI Co-Investment Fund,
          L.P. ....................................                    255,681
       Sanderling Venture VI, L.P. ................                    218,276
       Sterling Capital Partners II, L.P. .........                    388,685
       Sterling Group Partners II, L.P. ...........                    270,405
       Venture Capital Fund of America.............                    923,839
     Real Estate (4.74% of Partner's Capital)
       Aslan Realty Partners III, LLC..............                    496,475
       Clarion CRA Hedge Fund, L.P. ...............                  2,499,681
       Clarion Global Fund, L.P. ..................                  1,092,173
       Mercury Special Situations Fund.............                  4,953,628
       MONY/Transwestern Realty Partners II........                    997,521
       NL Ventures V, L.P. ........................                  3,000,000
       Security Capital, L.P. .....................                  5,527,338
       Wells Street Partners, LLC..................                  3,304,673
                                                                  ------------
          Total United States......................                370,432,584
                                                                  ------------
  Scotland
     Private Equity (0.09% of Partners' Capital)
       Actis Umbrella Fund, L.P. ..................                    398,426
                                                                  ------------
          Total Scotland...........................                    398,426
                                                                  ------------
          Total Limited Partnerships and Limited
            Liability Companies (Cost
            $322,583,142)..........................                385,359,075     83.53%
Passive Foreign Investment Corporations
  Republic of Mauritius
     International Equity (1.68% of Partners'
       Capital)
       Boyer Allan India Fund, Inc. ...............     24,201       3,097,218
       India Capital Fund Ltd. A2 Shares...........      2,396       4,663,094
                                                                  ------------
          Total Republic of Mauritius..............                  7,760,312
                                                                  ------------
          Total Passive Foreign Investment
            Corporations (Cost $5,000,000).........                  7,760,312      1.68%

                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                    JUNE 30, 2006 (UNAUDITED) -- (CONTINUED)

                                                                                    % OF
                                                       SHARES/                   PARTNERS'
                                                     PAR VALUE*    FAIR VALUE     CAPITAL
                                                     ----------   ------------   ---------

Bermuda Exempted Mutual Fund Company
     Private Equity (0.96% of Partners' Capital)
       Highland CDO Opportunity Fund...............               $  4,430,284
                                                                  ------------
          Total Bermuda Exempted Mutual Fund
            Company (Cost $4,000,000)..............                  4,430,284      0.96%
                                                                  ------------
Cayman Company Limited by Shares
     Absolute Return (2.62% of Partners' Capital)
       Overseas CAP Partners, Inc. ................      9,617      12,080,830
                                                                  ------------
          Total Cayman Company Limited by Shares
            (Cost $10,537,412).....................                 12,080,830      2.62%
                                                                  ------------
          Total Investments in Investment Funds
            (Cost $342,120,554)....................                409,630,501
Investments in Securities
Registered Investment Companies
  United States
     Enhanced Fixed Income (0.97% of Partners'
       Capital)
       GMO International Bond III..................      4,348       4,489,012
     Fixed Income (0.81% of Partners' Capital)
       Wasatch Hoisington US Treasury Fund.........    283,915       3,727,803
     International Equity (1.36% of Partners'
       Capital)
       GMO Emerging Markets Fund III...............    224,401       6,286,356
     Natural Resources (3.19% of Partners' Capital)
       State Street Research Global Resources
          Fund.....................................    194,127      14,722,649
     Real Estate (0.17% of Partner's Capital)
       ING International Real Estate Fund..........     27,778         282,778
       Morgan Stanley Institutional
          Fund -- International Real Estate
          Portfolio................................     17,813         488,778
                                                                  ------------
          Total United States......................                 29,997,376
                                                                  ------------
          Total Registered Investment Companies
            (Cost $20,656,828).....................                 29,997,376      6.50%
Closed End Funds
  United States
     Financial (0.74% of Partners' Capital)
       Aberdeen Asia-Pacific Income Fund, Inc. ....      8,200          48,954
       Blackrock Broad Investment Grade 2009 Term
          Trust....................................     12,500         188,875
       Blackrock Income Opportunity Trust..........     47,400         465,468
       Ishares Trust...............................      9,850       1,019,180
       MFS Government Markets Income Trust.........     85,700         538,196
       Morgan Stanley Government Income Trust......     60,200         514,710

                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                    JUNE 30, 2006 (UNAUDITED) -- (CONTINUED)

                                                                                    % OF
                                                       SHARES/                   PARTNERS'
                                                     PAR VALUE*    FAIR VALUE     CAPITAL
                                                     ----------   ------------   ---------

       Putnam Premier Income Trust.................     85,171    $    511,878
       Western Asset/Claymore United States
          Treasury Fund............................     10,300         114,741
                                                                  ------------
          Total United States......................                  3,402,002
                                                                  ------------
          Total Closed End Funds (Cost
            $3,633,803)............................                  3,402,002      0.74%
Fixed Income
  United States
     Treasuries (0.79% of Partners' Capital)
       Treasury Inflation Protected Securities,
          1.875%, 7/15/13..........................   $275,000         289,837
       Treasury Inflation Protected Securities,
          2.00%, 7/15/14...........................    150,000         154,415
       Treasury Inflation Protected Securities,
          1.875%, 7/15/15..........................    300,101         284,756
       Treasury Inflation Protected Securities,
          3.625%, 4/15/28..........................    250,000         369,661
       United States Treasury Bonds, 5.250%,
          2/15/29..................................    765,000         761,653
       United States Treasury Notes, 4.50%,
          2/15/06..................................    500,000         475,703
       United States Treasury Notes, 4.75%,
          3/31/11..................................    500,000         492,481
       United States Treasury Notes, 4.125%,
          5/15/15..................................    860,000         798,557
     Agencies (0.93% of Partners' Capital)
       Federal Home Loan Mortgage Corp., Pool
          E74790, 5.00%, 2/1/14....................     72,284          69,688
       Federal Home Loan Mortgage Corp., Pool
          E75753, 5.50%, 3/1/14....................     34,775          34,177
       Federal Home Loan Mortgage Corp., Series
          2750, Class OB, 4.00%, 7/15/15...........    201,000         195,670
       Federal Home Loan Mortgage Corp., Pool
          E92286, 5.00%, 11/1/17...................     19,799          19,102
       Federal Home Loan Mortgage Corp., Pool
          E95383, 5.00%, 2/1/18....................     77,216          74,496
       Federal Home Loan Mortgage Corp., Pool
          E94694, 5.50%, 2/1/18....................     15,316          15,047
       Federal Home Loan Mortgage Corp., Pool
          B10507, 4.50%, 10/1/18...................     36,055          34,102
       Federal Home Loan Mortgage Corp., Pool
          B14009, 5.00%, 5/1/19....................     69,999          67,527
       Federal Home Loan Mortgage Corp, Pool
          C77936, 5.50%, 2/01/33...................     55,474          53,507
       Federal Home Loan Mortgage Corp., Pool
          A10760, 5.50%, 6/1/33....................     12,123          11,696
       Federal Home Loan Mortgage Corp., Pool
          80749, 5.12%, 10/20/33...................    377,090         380,027
       Federal Home Loan Mortgage Corp., Pool
          A16536, 5.50%, 12/1/33...................     54,339          52,423

                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                    JUNE 30, 2006 (UNAUDITED) -- (CONTINUED)

                                                                                    % OF
                                                       SHARES/                   PARTNERS'
                                                     PAR VALUE*    FAIR VALUE     CAPITAL
                                                     ----------   ------------   ---------

       Federal Home Loan Mortgage Corp., Pool
          C01812, 5.50%, 4/1/34....................   $301,855    $    291,208
       Federal National Mortgage Association, Pool
          380839, 6.12%, 11/1/08...................    295,523         296,216
       Federal National Mortgage Association, Pool
          254188, 5.50%, 1/1/09....................    114,859         113,912
       Federal National Mortgage Association, Pool
          545210, 5.93%, 10/1/11...................    204,051         205,520
       Federal National Mortgage Association, Pool
          730353, 4.50%, 7/1/18....................     30,392          28,793
       Federal National Mortgage Association, Pool
          767658, 5.00%, 2/1/19....................    152,262         146,979
       Federal National Mortgage Association, Pool
          803745, 6.00%, 7/1/19....................    499,253         495,821
       Federal National Mortgage Association, Pool
          415971, 6.00%, 11/1/28...................     41,248          40,800
       Federal National Mortgage Association, Pool
          699436, 7.00%, 2/1/33....................     13,969          14,313
       Federal National Mortgage Association, Pool
          689659, 6.00%, 3/1/33....................     33,897          33,467
       Federal National Mortgage Association, Pool
          698979, 5.50%, 4/1/33....................     97,610          94,178
       Federal National Mortgage Association, Pool
          555528, 6.00%, 4/1/33....................     21,119          20,864
       Federal National Mortgage Association, Pool
          723874, 5.50%, 7/1/33....................     24,822          23,945
       Federal National Mortgage Association, Pool
          767299, 5.50%, 1/1/34....................     82,843          79,919
       Federal National Mortgage Association, Pool
          777737, 5.00%, 5/1/34....................    133,878         125,545
       Federal National Mortgage Association, Pool
          778316, 5.50%, 6/1/34....................    338,768         326,251
       Federal National Mortgage Association, Pool
          783382, 6.00%, 8/1/34....................    113,329         111,768
       Government National Mortgage Association,
          Pool 451883, 6.00%, 7/15/28..............     58,391          58,099
       Government National Mortgage Association,
          Series 2004-78, Class C, 4.658%,
          4/16/29..................................    250,000         234,546
       Government National Mortgage Association,
          Pool 488259, 6.50%, 8/15/29..............     21,258          21,582
       Government National Mortgage Association,
          Pool 501012, 6.50%, 4/15/31..............      2,974           3,015
       Government National Mortgage Association,
          Pool 603650, 6.00%, 4/15/33..............     11,792          11,713

                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                    JUNE 30, 2006 (UNAUDITED) -- (CONTINUED)

                                                                                    % OF
                                                       SHARES/                   PARTNERS'
                                                     PAR VALUE*    FAIR VALUE     CAPITAL
                                                     ----------   ------------   ---------

       Government National Mortgage Association,
          Pool 621822, 5.50%, 12/15/33.............   $ 29,422    $     28,554
       Government National Mortgage Association,
          Pool 562508, 5.50%, 2/15/34..............     86,500          83,916
       Government National Mortgage Association,
          Pool 628111, 5.50%, 5/15/34..............    212,507         206,158
       New Valley Generation II, Series 2001,
          5.572%, 5/1/20...........................     42,705          41,377
       Overseas Private Investment Corp., 3.74%,
          4/15/15..................................    152,002         142,295
     Asset-Backed Securities (1.72% of Partners'
       Capital)
       Alesco Preferred Funding LTD, Series 5A,
          Class C3, 6.31%, 12/23/34................    200,000         196,438
       American Business Financial Services, Series
          2002-2, 6.68%, 7/15/33...................    300,000         293,108
       Bank of America Mortgage Securities, Series
          2004-8, Class 2B1, 6.00%, 10/25/34.......    235,782         228,783
       Bank of America Mortgage Securities, Series
          2005-5, 5.50%, 6/25/35...................    397,195         392,603
       Bear Stearns Adjustable Rate Mortgage Trust,
          Series 2003-1, Class 6A1, 5.06%,
          4/25/33..................................    134,611         133,180
       Bear Stearns Adjustable Rate Mortgage Trust,
          Series 2003-1, Class 3A1, 5.39%,
          4/25/33..................................    130,761         128,678
       Citigroup Mortgage Loan Trust, Inc., Series
          2004-HYB4, Class 3B2, 4.46%, 12/25/34....    195,196         183,607
       Citigroup Mortgage Loan Trust, Inc., Series
          2005-1, Class 2A2B, 4.78%, 4/25/35.......    194,745         188,295
       Countrywide Alternative Loan Trust, Series
          2004-33, Class 2B1, 5.24%, 12/25/34......    223,525         216,051
       Countrywide Alternative Loan Trust, Series
          2005-19CB, Class A4, 5.50%, 6/25/35......    208,863         204,647
       Countrywide Home Loans, Series 2003-3, Class
          M6, 7.48%, 7/25/32.......................    100,000         101,085
       Countrywide Home Loans, Series 2003-20,
          Class 1A14, 5.50%, 7/25/33...............    137,040         130,035
       CSFB Mortgage Securities Corp., Series 2002-
          10, Class 1M2, 7.00%, 5/25/32............    180,000         176,644
       CSFB Mortgage Securities Corp., Series 2004-
          8, Class 4A4, 5.50%, 11/25/34............    145,020         139,989
       CSFB Mortgage Securities Corp., Series 2005-
          5, Class 4A2, 6.25%, 7/25/35.............    146,600         145,500
       CSFB Mortgage Securities Corp., Series 2005-
          11, Class 7A2, 6.00%, 12/25/35...........    275,405         272,557
       CSMC Certificate, Series 2006-2, Class 4A11,
          5.75% 3/25/36............................    340,775         337,287

                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                    JUNE 30, 2006 (UNAUDITED) -- (CONTINUED)

                                                                                    % OF
                                                       SHARES/                   PARTNERS'
                                                     PAR VALUE*    FAIR VALUE     CAPITAL
                                                     ----------   ------------   ---------

       Diversified REIT Trust, Series 1999-1A,
          Class D, 6.78%, 3/18/11..................   $135,000    $    133,781
       Drexel Burnham Lambert CMO Trust, Series V,
          Class 1, PO, 0.00%, 9/1/18...............     48,644          41,177
       First Horizon Alternative Mortgage
          Securities, Series 2005-FA5, Class 3A2,
          5.50%, 8/25/35...........................    298,358         289,507
       First Republic Mortgage Loan Trust, Series
          2000-FRB1, Class A2, 5.14%, 6/25/30......    283,030         281,864
       GSR Mortgage Loan Trust, Series 2004-11,
          Class B2, 4.58%, 9/25/34.................    297,331         287,204
       GSR Mortgage Loan Trust, Series 2005-5F,
          Class 3A3, 5.00%, 6/25/35................    290,542         275,648
       GSR Mortgage Loan Trust, Series 2005-9F,
          Class 6A2, 6.50%, 1/25/36................    332,637         332,223
       Harborview Mortgage Loan Trust, Series,
          2004-7, Class 3A2, 4.71%, 11/19/34.......    187,496         180,699
       Impac Secured Assets Corp., Series 2002-3,
          Class M2, 7.18%, 8/25/32.................    200,000         199,628
       JP Morgan Mortgage Trust, Series 2004-A1,
          Class 3A2, 5.03%, 02/25/34...............    209,078         195,684
       JP Morgan Mortgage Trust, Series 2004-A3,
          Class 3A2, 4.98%, 07/25/34...............    165,686         160,715
       Master Seasoned Securities Trust, Series
          2004-1, Class 15B2, 6.24%, 8/25/17.......    245,774         243,141
       Option One Mortgage Loan Trust, Series 2005-
          1, Class M6, 6.47%, 2/25/35..............    250,000         253,299
       Residential Accredit Loans, Inc., Series
          2003-QS7, Class M2, 6.00%, 4/25/33.......    128,568         123,225
       Residential Asset Funding Mortgage, Inc.,
          Series 2002-S17, Class A1, 5.00%,
          11/25/17.................................    372,694         357,237
       Residential Asset Mortgage Products, Inc.,
          Series 2004-SL2, Class A1, 6.50%,
          10/25/16.................................    140,980         141,820
       Structured Asset Securities Corp., Series
          2003-4, Class A6, 5.00%, 2/25/33.........    127,706         122,545
       Washington Mutual, Series 2003-S11, Class
          1A, 5.00%, 11/25/33......................     77,269          71,839
       Wells Fargo Mortgage Backed Securities
          Trust, Series 2003-4, Class A15, 5.50%,
          6/25/33..................................    205,457         203,730
       Wells Fargo Mortgage Backed Securities
          Trust, Series 2003-1, Class A1, 4.49%,
          11/25/33.................................    169,429         157,357
       Wells Fargo Mortgage Backed Securities
          Trust, Series 2004-W, Class B2, 4.641%,
          11/25/34.................................    198,981         187,743
       Wells Fargo Mortgage Backed Securities
          Trust, Series 2004-S, Class A3, 3.54%,
          9/25/34..................................    200,000         198,328

                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS
                    JUNE 30, 2006 (UNAUDITED) -- (CONTINUED)

                                                                                    % OF
                                                       SHARES/                   PARTNERS'
                                                     PAR VALUE*    FAIR VALUE     CAPITAL
                                                     ----------   ------------   ---------

     Corporates
       Consumer (0.01% of Partners' Capital)
          General Motors Acceptance Corp., 6.125%,
            1/22/08................................   $ 50,000    $     49,014
       Finance (0.06% of Partners' Capital)
          JP Morgan Chase & Co., 5.15%, 10/1/15....    300,000         280,022
       REIT (0.07% of Partners' Capital)
          Weingarten Realty Corp., 4.99%, 9/3/13...    350,000         329,335
                                                                  ------------
          Total United States......................                 16,480,531
                                                                  ------------
          Total Fixed Income (Cost $17,023,601)....                 16,480,531      3.58%
                                                                  ------------
Option
  United States
     Index (0.34% of Partners' Capital)
       Ishares MSCI Emerging Markets Index
          Fund -- Put Option.......................    140,121       1,571,269
          Total United States......................                  1,571,269      0.34%
                                                                  ------------
          Total Option (Cost $855,000).............                  1,571,269
                                                                  ------------
          Total Investments in Securities (Cost
            $42,169,232)...........................                 51,451,178
            Total Investments (Cost $384,289,786)..               $461,081,679     99.95%
                                                                  ============




--------

* Shares or par value is listed for each investment if it is applicable for that investment type.

CMO -- Collateralized Mortgage Obligation

PO -- Principal Only

REIT -- Real Estate Investment Trust


                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                    STATEMENT OF CHANGES IN PARTNERS' CAPITAL
                 SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED) AND
                          YEAR ENDED DECEMBER 31, 2005





Partners' capital at December 31, 2004...........................  $280,216,027
Contributions....................................................    73,321,507
Distributions....................................................   (11,808,134)
Increase (decrease) in partners' capital resulting from
  operations:
  Net investment loss............................................    (1,478,351)
  Net realized gain from investments.............................     3,533,829
  Net unrealized gain from investments...........................    32,384,181
                                                                   ------------
     Net increase in partners' capital resulting from
       operations................................................    34,439,659
                                                                   ------------
Partners' capital at December 31, 2005...........................   376,169,059
                                                                   ------------
Contributions....................................................    78,137,661
Distributions....................................................    (9,066,591)
Increase (decrease) in partners' capital resulting from
  operations:
  Net investment loss............................................    (1,675,680)
  Net realized gain from investments.............................     6,294,976
  Net unrealized gain from investments...........................    11,469,275
                                                                   ------------
     Net increase in partners' capital resulting from
       operations................................................    16,088,571
                                                                   ------------
Partners' capital at June 30, 2006...............................  $461,328,700
                                                                   ============




                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2006
                                   (UNAUDITED)





Investment income:
  Dividend income (net of foreign tax of $48,629).................  $   469,827
  Interest income.................................................      415,895
                                                                    -----------
     Total investment income......................................      885,722
                                                                    -----------
Expenses:
  Management fees.................................................    2,140,247
  Administration fees.............................................      141,428
  Legal fees......................................................       33,905
  Professional fees...............................................       52,725
  Custodian fees..................................................       32,981
  Directors fees..................................................       21,000
  Other expenses..................................................      139,116
                                                                    -----------
     Total expenses...............................................    2,561,402
                                                                    -----------
Net investment loss...............................................   (1,675,680)
                                                                    -----------
Net realized and unrealized gain from investments:
  Net realized gain from investments..............................    6,294,976
  Net unrealized gain from investments............................   11,469,275
                                                                    -----------
     Net realized and unrealized gain from investments............   17,764,251
                                                                    -----------
       Net increase in partners' capital resulting from
          operations..............................................  $16,088,571
                                                                    ===========




                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                             STATEMENT OF CASH FLOWS



                                                       SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2006    DECEMBER 31, 2005
                                                       ----------------   -----------------
                                                          (UNAUDITED)


Cash flow from operating activities:
  Net increase in partners' capital resulting from
     operations......................................    $  16,088,571      $  34,439,659
  Adjustments to reconcile net increase in partners'
     capital resulting from operations to net cash
     used in operating activities:
     Purchases of investments........................     (126,356,492)      (104,090,555)
     Proceeds from disposition of investments........       58,354,029         43,304,376
     Net realized gain from investments..............       (6,294,976)        (3,533,829)
     Net unrealized gain from investments............      (11,469,275)       (32,384,181)
     Inflation compensation earned on Treasury
       Inflation Protected securities................          (22,446)                --
     Accretion (amortization) of bond discount
       (premium), net................................            8,717             (9,845)
     Increase in prepaid contributions to Investment
       Funds.........................................       (7,551,885)        (4,600,000)
     Increase in subscriptions received in advance...       28,308,627                 --
     Decrease (Increase) in interest and dividends
       receivable....................................          493,095           (179,021)
     Decrease (Increase) in Receivable from
       Investment Funds..............................          349,183           (349,183)
     (Increase) Decrease in prepaids and other
       assets........................................          (84,930)             1,291
     Decrease in receivable from Adviser.............               --              5,759
     Increase in redemptions payable.................        2,720,475                 --
     Increase in management fees payable.............          209,875            252,400
     Increase in offshore withholding tax payable....           48,629             58,694
     (Decrease) Increase in accounts payable and
       accrued expenses..............................          (57,495)            17,797
     Decrease in payable to Adviser..................               --           (132,497)
     Increase (Decrease) in administration fees
       payable.......................................           28,773            (73,420)
                                                         -------------      -------------
       Net cash used in operating activities.........      (45,227,525)       (67,272,555)
                                                         -------------      -------------
Cash flow from financing activities:
  Borrowings on line of credit.......................       36,587,755         44,378,340
  Repayments on line of credit.......................      (50,978,181)       (39,957,429)
  Contributions from partners........................       78,137,661         73,321,507
  Distributions to partners..........................       (9,066,591)       (11,808,134)
                                                         -------------      -------------
       Net cash provided by financing activities.....       54,680,644         65,934,284
                                                         -------------      -------------
Net increase (decrease) in cash and cash
  equivalents........................................        9,453,119         (1,338,271)
Cash and cash equivalents at beginning of year.......          290,074          1,628,345
                                                         -------------      -------------
Cash and cash equivalents at end of year.............    $   9,743,193      $     290,074
                                                         =============      =============
Supplemental disclosure of cash activity:
  Cash paid for interest.............................    $      60,118      $      35,305



                 See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

(1)  ORGANIZATION

     The Endowment Master Fund, L.P. (the "Fund") is a limited partnership organized under the laws of the state of Delaware. The Fund began operations in April 2003 ("Inception"). The Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund is the master fund in a master-feeder structure in which there are currently six feeder funds.

     The Fund's investment objective is to preserve capital and to generate consistent long-term appreciation and returns across all market cycles. The Fund pursues its investment objective by investing its assets in a variety of investment vehicles including but not limited to limited partnerships and limited liability companies (collectively, the "Investment Funds"), registered investment companies and direct investments in marketable securities and derivative instruments. The Fund is a "fund of funds" and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Fund's investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Fund result in a portfolio that is allocated broadly across markets, asset classes, and risk profiles.

     The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Fund (the "General Partner"). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the "Board" and each member a "Director") its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Fund's business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, the Adviser, or any committee of the Board.

     The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the "Adviser"), to manage the Fund's portfolio and operations, pursuant to an investment management agreement (the "Investment Management Agreement"). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the "Investment Committee"), which is responsible for developing, implementing, and supervising the Fund's investment program subject to the ultimate supervision of the Board.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

  (a)  BASIS OF ACCOUNTING

     The accompanying financial statements have been presented on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles.

  (b)  CASH EQUIVALENTS

     The Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2006 (CONTINUED)
                                   (UNAUDITED)


  (c)  INVESTMENT SECURITIES TRANSACTIONS

     The Fund records security transactions on a trade-date basis.

     Securities that are held by the Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.

     Realized gains or losses on the disposition of investments are accounted for based on the first in first out ("FIFO") method.

     Distributions received from Investment Funds, whether in the form of cash or securities, are applied as a reduction of the cost of the investment.

  (d)  VALUATION OF INVESTMENTS

     The valuation of the Fund's investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund's investments is generally calculated by BISYS Fund Services Ohio, Inc. ("BISYS"), the Fund's independent administrator (the "Independent Administrator") in consultation with the Adviser. The valuation procedures of the Fund's underlying investments are reviewed by a committee approved by the Board that was established to oversee the valuation of the Fund's investments (the "Valuation Committee"), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

     Investments held by the Fund are valued as follows:

     - INVESTMENT FUNDS -- Investments in Investment Funds are ordinarily valued at the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of those Investment Funds. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at estimated fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements.

     - SECURITIES LISTED ON A SECURITIES EXCHANGE -- In general, the Fund values listed securities at their last sales price as of the last business day of the applicable period. If no sale occurred on that date, the securities are valued at the mean between the "bid" and "asked" prices at the close of trading on that date.

     - SECURITIES LISTED ON OVER-THE-COUNTER EXCHANGES -- Securities listed on over-the counter exchanges are valued at the last reported sales price on the date of determination, if available, through the facilities of a recognized interdealer quotation system (such as securities in the NASDAQ National Market List) or at the NASDAQ Official Closing Price. If the last reported sales price is not available, the securities are valued at the mean between the "bid" and "asked" prices at the close of trading on that date.

     - OPTIONS -- Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing "bid" and "asked" prices for such options on the date of determination.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2006 (CONTINUED)
                                   (UNAUDITED)


     - SECURITIES NOT ACTIVELY TRADED -- The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining indicative quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

     - OTHER -- Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund's value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

  (e)  INTEREST AND DIVIDEND INCOME

     Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis.

  (f)  FUND EXPENSES

     Unless voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund's net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; transfer taxes and taxes withheld on non-US dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

  (g)  INCOME TAXES

     The Fund itself is not subject to federal, state, or local income taxes because such taxes are the responsibility of the individual partners in the Fund. Accordingly, no provision for income taxes has been made in the Fund's financial statements other than withholding tax on dividend income that is allocated to the Fund's offshore feeders.

  (h)  USE OF ESTIMATES

     The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  (i)  ORGANIZATIONAL EXPENSES

     The Fund's organizational expenses (the "Organizational Expenses") were initially borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over not more than a 60 month period of time, notwithstanding that such Organizational Expenses were expensed in accordance with U.S. generally accepted accounting principles for Fund reporting purposes upon commencement of operations.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2006 (CONTINUED)
                                   (UNAUDITED)


(3)  PARTNERS' CAPITAL ACCOUNTS

  (a)  ISSUANCE OF INTERESTS

     Upon receipt from an eligible investor of an application for interests (the "Interests"), which will generally be accepted as of the first day of each month, the Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any state. The Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund's limited partnership agreement (the "LP Agreement"). The Fund reserves the right to reject any applications for subscription of Interests.

  (b)  ALLOCATION OF PROFITS AND LOSSES

     For each fiscal period, generally monthly, net profits or net losses of the Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners' respective investment ownership percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any repurchases of Interests or initial or additional applications for Interests, which generally occur at the beginning of the month.

  (c)  REDEMPTION OF INTERESTS

     A partner will not be eligible to have the Fund repurchase all or any portion of an Interest at the partner's discretion at any time. However, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests each calendar quarter, pursuant to written tenders by partners. The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Fund's offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Fund.

(4)  INVESTMENTS IN PORTFOLIO SECURITIES

     As of June 30, 2006, the Fund had investments in Investment Funds, registered investment companies and marketable securities in a separately managed account, which is managed by a sub-adviser ("Sub-Adviser"). The $22,651,885 in prepaid contribution to Investment Funds as of June 30, 2006 represents funding of a portion of the July 2006 investment in such funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners or advisors in the form of management fees ranging from 0.25% to 2.5% of net assets annually. In addition, many Investment Funds also provide for performance incentive fees/allocations ranging up to 20% of an Investment Fund's net profits, although it is possible that such ranges may be exceeded for certain investment managers. These fees and incentive fees are in addition to the management fees charged by the Fund.

     In general, most of the Investment Funds in which the Fund invests, other than Investment Funds investing primarily in private equity, energy and real estate transactions, provide for periodic redemptions ranging from

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2006 (CONTINUED)
                                   (UNAUDITED)


monthly to annually with lock up provisions usually for a period of up to four years. Investment Funds that do provide for periodic redemptions may, depending on the Investment Fund's governing documents, have the ability to deny or delay a redemption request. For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investments were $126,356,492 and $58,354,029 respectively.

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from its investments. The allocated taxable income is generally reported to the Fund by its underlying investments on Schedules K-1 or 1099's. As of June 30, 2006, the cost of the Fund's investments was $384,289,786. Accordingly, unrealized appreciation and depreciation on investments was $79,972,267 and $3,180,374 respectively.

(5)  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund's risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Fund. In addition, the Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(6)  DUE FROM BROKERS

     The Fund conducts business with various brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Fund is subject to credit risk to the extent any broker with whom the Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Fund's behalf. The Fund monitors the financial condition of the brokers with which the Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(7)  ADMINISTRATION AGREEMENT

     In consideration for administrative, accounting, and recordkeeping services, the Fund will pay the Independent Administrator a monthly administration fee (the "Administration Fee") based on the month end net assets of the Fund. The Fund is charged, on an annual basis, 8 basis points on Fund net assets of up to $100 million, 7 basis points on Fund net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The asset based fees are assessed based on month end net assets and are payable monthly in arrears. The Independent Administrator will also provide the Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

     The fees for Fund administration will be paid out of the Fund's assets, which will decrease the net profits or increase the net losses of the partners in the Fund. As of June 30, 2006, the Fund had $461,328,700 in net assets. The total Administration Fee incurred for the six months ended June 30, 2006 was $141,428.

(8)  RELATED PARTY TRANSACTIONS

  (a)  INVESTMENT MANAGEMENT FEE

     In consideration of the advisory and other services provided by the Adviser to the Fund pursuant to the Investment Management Agreement, the Fund will pay the Adviser an investment management fee (the

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2006 (CONTINUED)
                                   (UNAUDITED)


"Investment Management Fee"), equal to 1% on an annualized basis of the Fund's net assets calculated based on the Fund's net asset value at the end of each month, payable quarterly in arrears. The Investment Management Fee will decrease the net profits or increase the net losses of the Fund that are credited to or debited against the capital accounts of its limited partners. For the six months ended June 30, 2006, $2,140,247 was incurred for Investment Management Fees.

  (b)  PLACEMENT AGENTS

     The Fund may engage one or more placement agents (each, a "Placement Agent") to solicit investments in the Fund. Sanders Morris Harris, Inc. ("SMH"), an affiliate of the General Partner and the Adviser, has been engaged to serve as a Placement Agent. SMH is a full-service investment banking, broker-dealer, asset management and financial services organization. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(9)  INDEBTEDNESS OF THE FUND

     Pursuant to the Fund LP Agreement, the Fund may borrow up to, but not more than, 10% of net assets of the Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Fund purposes. For purposes of the Fund's investment restrictions and certain investment limitations under the 1940 Act, including for example, the Fund's leverage limitations, the Fund will not "look through" Investment Funds in which the Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Fund's investment restrictions. However, such borrowings by Investment Funds are without recourse to the Fund and the Fund's risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Fund made a capital commitment. For some Investment Funds in which the Fund has made a capital commitment that will be funded over a period of time, such as private equity and real estate funds, the Fund, in certain instances, may commit to fund up to twice its initial capital commitment. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Fund.

     The Fund maintains a credit facility for which the investments of the Fund serve as collateral for the facility. The maximum amount that can be borrowed is based on the value of the underlying collateral; provided, however, that the Fund's fundamental policies provide that the Fund cannot borrow more than 10% of the value of the Fund's net assets. As of June 30, 2006, there was no outstanding balance under the credit facility. The weighted average interest rate paid on the line of credit through June 30, 2006 was 7.08%.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2006 (CONTINUED)
                                   (UNAUDITED)


(10)  FINANCIAL HIGHLIGHTS


                                                                                                PERIOD
                                                                                            APRIL 1, 2003
                               SIX MONTHS ENDED       YEAR ENDED          YEAR ENDED        (INCEPTION) TO
                                 JUNE 30, 2006    DECEMBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2003
                               ----------------   -----------------   -----------------   -----------------
                                  (UNAUDITED)


Net investment loss to
  average partners'
  capital(1).................           (0.78)%             (0.44)%             (0.92)%             (0.26)%
Expenses to average partners'
  capital(1).................           1.20%               1.19%               1.40%               0.66%
Portfolio turnover...........          13.66%              12.65%              10.29%              11.90%
Total return(2)..............           4.33%              10.40%               8.90%              21.66%
Partners' capital, end of
  period.....................    $461,328,700        $376,169,059        $280,216,027        $109,262,447
Average amount of borrowings
  outstanding during the
  period.....................    $  1,289,538        $    762,381        $    233,334        $         --


     An investor's return (and operating ratios) may vary from those reflected based on different fee and expense arrangements and the timing of capital transactions.

--------

  (1) Ratios are calculated by dividing by average partners' capital measured at the end of the each month during the period. The 2006 and 2003 ratios have been annualized.

  (2) Calculated as geometrically linked monthly returns for each month in the period.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                                  JUNE 30, 2006

DIRECTORS AND OFFICERS

     The Fund's operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Fund who are responsible for the Fund's day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

COMPENSATION FOR DIRECTORS

     The Fund, the Registered Fund and the TEI Fund together currently pay each Independent Director an annual fee of $10,000, which is paid quarterly, a fee of $2,500 per Board meeting, and a $500 fee per meeting for each member on the audit committee. In the interest of retaining Independent Directors of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

ALLOCATION OF INVESTMENTS

     The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2006.


ASSET CLASS(1)                                          FAIR VALUE       %
--------------                                         ------------   ------



Domestic Equity......................................  $ 67,437,397    14.63%
International Equity.................................    92,506,438    20.06%
Opportunistic Equity.................................    48,277,533    10.47%
Absolute Return......................................    64,207,407    13.93%
Real Estate..........................................    22,946,520     4.98%
Natural Resources....................................    55,847,208    12.11%
Private Equity.......................................    27,534,147     5.97%
Fixed Income.........................................    23,610,335     5.12%
Enhanced Fixed Income................................    58,714,694    12.73%
                                                       ------------   ------
TOTAL INVESTMENTS....................................  $461,081,679   100.00%
                                                       ------------   ------



--------

  (1) The complete list of investments included in the following asset class categories are included in the schedule of investments of the Master Fund.

  (2) The International Equity asset class includes the value of a put option on the MSCI Emerging Markets Index.

FORM N-Q FILINGS

     The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                            JUNE 30, 2006 (CONTINUED)

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

ADDITIONAL INFORMATION

     The Fund's private placement memorandum (the "PPM") includes additional information about directors of the Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT

     At a meeting of the Board held on January 18, 2006, the Board considered and approved the Investment Management Agreement between the Fund and the Adviser and the Sub-Advisory Agreement between the Adviser and Tanglewood Asset Management LLC (the "Sub-Adviser"). In reviewing these agreements, the Board requested information, which was provided by the Adviser, that was reasonably necessary for the Board to evaluate the agreements, and was advised by counsel. Following its review, the Board concluded that the Investment Management Agreement and Sub-Advisory Agreement enables the Fund's partners to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of investors based upon the following determinations, among others:

     The nature, extent and quality of the advisory service to be provided. Based on the nature and quality of the services provided by the Adviser and Sub-Adviser to the Fund in the past (as well as services anticipated to be provided in the future), the Adviser's management capabilities demonstrated with respect to the Fund, the Adviser's management oversight process, and the professional qualifications and experience of the Adviser's investment committee and the Sub-Adviser's personnel, the Board concluded that each of the Adviser and Sub-Adviser is capable of providing high quality services to the Fund. The Board also concluded that each of the Adviser and Sub-Adviser would provide the same quality and quantity of investment management and related services as provided in the past, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs and that the Adviser's and Sub-Adviser's advisory obligations will remain the same in all respects.

     The investment performance of the Fund. The Board concluded, based on comparative performance information compiled by the Adviser, that the Fund's investment performance was superior to the performance of its comparative index and competitive or superior relative to comparable funds. On the basis of the Directors' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by the Adviser, the Directors concluded that the Adviser (with the assistance of the Sub-Adviser) was capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other comparable funds.

     The cost of advisory service provided and the level of profitability. On the basis of the Board's review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Fund's investment program, the Adviser's financial information, the fees paid by the Adviser to the Sub-Adviser, the costs associated with managing the Fund and the estimated profitability of the Adviser's relationships with the Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund and the Adviser. Further, on the basis of comparative information supplied by the Adviser, the Board determined that the management fees and estimated overall expense ratio of the Fund were competitive with comparable investment companies.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A LIMITED PARTNERSHIP)

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                            JUNE 30, 2006 (CONTINUED)

     The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. While noting that the management fees will not decrease as the level of Fund assets increase, the Board concluded that the management fees appropriately reflect the Fund's current size, the current economic environment for the Adviser, and the competitive nature of the investment company market as relevant to the Fund. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser and Sub-Adviser, in the future.

     Benefits (such as soft dollars) to the Adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Fund are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein, and are consistent with industry practice and the best interests of the Fund and its partners. In this regard, the Board noted that the Adviser does not realize "soft dollar" benefits from its relationship with the Fund.

     Other considerations. The Board also determined that the Adviser has made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its partners. The Directors also concluded that the Adviser has made a significant entrepreneurial commitment to the management and success of the Fund.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is G. Edward Powell, who is "independent" for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

     (a)(3) Not applicable.

     (a)(4) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment TEI Fund, L.P.


By (Signature and Title) /s/ John A. Blaisdell
                         ----------------------------------
                         John A. Blaisdell
                         Co-Principal Executive Officer

Date   August 24, 2006
     --------------------


By (Signature and Title) /s/ Andrew B. Linbeck
                         ----------------------------------
                         Andrew B. Linbeck
                         Co-Principal Executive Officer

Date   August 24, 2006
     --------------------


By (Signature and Title) /s/ A. Haag Sherman
                         ----------------------------------
                         A. Haag Sherman
                         Co-Principal Executive Officer

Date   August 24, 2006
     --------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ John A. Blaisdell
                         ----------------------------------
                         John A. Blaisdell
                         Co-Principal Executive Officer

Date   August 24, 2006
     --------------------


By (Signature and Title) /s/ Andrew B. Linbeck
                         ----------------------------------
                         Andrew B. Linbeck
                         Co-Principal Executive Officer

Date   August 24, 2006
     --------------------


By (Signature and Title) /s/ A. Haag Sherman
                         ----------------------------------
                         A. Haag Sherman
                         Co-Principal Executive Officer

Date   August 24, 2006
     --------------------


By (Signature and Title) /s/ John E. Price
                         ----------------------------------
                         John E. Price
                         Principal Financial Officer

Date   August 24, 2006
     --------------------